Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted weighted average common shares outstanding - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Weighted Average Common Shares Outstanding Abstract
Weighted-average common shares outstanding	497,173,946	144,086,582	315,558,213	121,310,970	128,603,982	60,365,892
Weighted-average potential common shares considered outstanding	3,000,000	15,361,622	3,000,000	10,552,810	10,457,102	15,174,121
Weighted-average common shares outstanding - basic	500,173,946	159,448,204	318,558,213	131,863,780
Dilutive effect of options, warrants and restricted stock units
Weighted-average common shares outstanding - diluted	500,173,946	159,448,204	318,558,213	131,863,780
Options, restricted stock units, and warrants and convertible debt excluded from the computation of diluted loss per share because the effect of inclusion would be anti-dilutive	1,178,054,958	5,011,083	141,051,170	1,776,036	6,603,716